CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net Profit (loss)	$ (9,196)		$ 4,955	$ (1,057)
Adjustments to profit and loss items:
Profit from discontinued operation	(80)		(2,889)	(4,608)
Depreciation and amortization	1,090		1,149	577
Share-based compensation	1,322		1,234	645
Revaluation of liabilities in respect of IIA grants	828		(392)	287
Revaluation of liabilities in respect of purchase of shares	(433)		1,690	758
Other income from settlement agreement				(7,537)
Revaluation of lease liabilities	305		340
Increase (decrease) in severance pay liability, net	33		(105)	19
Net financing income	(297)		(434)	(412)
Un-realized foreign currency (gain) loss	(211)		(152)	182
Adjustments to profit and loss items, total	2,557		441	(10,089)
Changes in asset and liability items:
Decrease (increase) in trade receivables	1,386		(3,553)	(211)
Decrease in inventories	141		67	206
Decrease (increase) in other receivables	(13)		6,376	(306)
Increase (decrease) in trade payables and accrued expenses	(1,096)		1,355	(536)
Increase (decrease) in other payables and deferred revenues	(479)		247	(161)
Changes in asset and liability items, total	(61)		4,492	(1,008)
Net cash provided by (used in) continuing operating activities	(6,700)		9,888	(12,154)
Net cash used in discontinued operating activities	(195)		(1,599)
Net cash provided by (used in) operating activities	(6,895)		8,289	(12,154)
Cash Flows from Investing Activities:
Purchase of property and equipment	(923)		(792)	(522)
Purchase of intangible assets				(12)
Interest received	274		184	106
Proceeds from (investments in) short term bank deposits, net	18,034		(5,050)	(16,612)
Net cash provided by (used in) continuing investing activities	17,385		(5,658)	(17,040)
Net cash used in discontinued investing activities			(1,239)
Net cash provided by (used in) investing activities	17,385		(6,897)	(17,040)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(508)		(630)
Proceeds from exercise of options		[1]
Proceeds from (repayment of) IIA grants, net	(121)		(376)	46
Net cash provided by (used in) continuing financing activities	(629)		(1,006)	46
Exchange rate differences on cash and cash equivalent balances	273		140	(205)
Increase (decrease) in cash and cash equivalents from continuing activities	10,329		3,364	(29,353)
Decrease in cash and cash equivalents from discontinued activities	(195)		(2,838)
Balance of cash and cash equivalents at the beginning of the year	7,242		6,716	36,069
Balance of cash and cash equivalents at the end of the year	17,376		7,242	6,716
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	261		209
Exercise of RSU's	$ 147		$ 97

[1]	Represents an amount lower than $1.